Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 19, 2014	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000142876
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Bond Fund
Account Value		$ 10,000		$ 11,938	$ 11,271	$ 11,382	$ 11,867	$ 10,829	$ 11,077	$ 10,855	$ 10,724	$ 10,259	$ 10,137
C000125620
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Dividend Fund
Account Value			$ 10,000	17,998	15,266	16,505	18,177	11,418	12,649	14,240	12,565	10,832	10,194
C000125617
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Micro Cap Fund
Account Value			$ 10,000	19,553	15,354	16,545	21,920	11,382	11,488	12,723	11,572	9,377	10,365
C000106067
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Opportunity Fund
Account Value			$ 10,000	18,291	15,593	17,210	18,360	13,249	12,038	12,056	11,324	9,707	10,544
C000106068
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Opportunity Fund
Account Value			$ 9,426	16,892	14,438	15,974	17,084	12,361	11,254	11,305	10,642	9,150	9,923
C000241410
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Small Cap Value Fund
Account Value			$ 10,000	$ 18,785	14,851	15,387	16,324	9,605	11,246	13,069	11,493	9,558	10,113
C000241411
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
Account Value	$ 10,000			$ 18,087	14,263	14,743	15,622	9,170	10,706
Bloomberg Intermediate U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Aggregate Bond Index
Account Value		$ 10,000		11,190	10,971	11,113	11,909	11,859	11,065	10,469	10,527	10,389	10,144
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			23,062	17,991	17,480	17,533	12,495	11,074
Bloomberg Ba to B U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Ba to B U.S. High Yield Index
Account Value		$ 10,000		15,540	14,063	14,047	14,778	13,098	12,605	11,844	11,647	10,435	10,477
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Value TR USD
Account Value			$ 10,000	19,665	15,681	17,968	17,963	9,806	11,952	13,586	12,071	10,514	10,729
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Value TR USD
Account Value			$ 10,000	19,665	15,681	17,968	17,963	9,806	11,952	13,586	12,071	10,514	10,729
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Aggressive Index
Account Value			$ 10,000	20,621	17,309	17,201	18,364	13,747	13,080	13,088	11,923	10,382	10,699
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Aggressive Index
Account Value			$ 10,000	20,621	17,309	17,201	18,364	13,747	13,080	13,088	11,923	10,382	10,699
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Value TR USD
Account Value			$ 10,000	19,665	15,681	17,968	17,963	9,806	11,952	$ 13,586	$ 12,071	$ 10,514	$ 10,729
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Account Value	$ 10,000			$ 17,447	$ 13,912	$ 15,942	$ 15,937	$ 8,700	$ 10,604